SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Property, Plant and Equipment Useful Lives
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years
Buildings	30–40 years
Furniture and fixtures	1–8 Years
Machinery and equipment	1–26 Years
Vehicles	1–8 Years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property, plant and equipment, net by geographical area consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
United States	$37,159	$29,155
Canada	3,512	3,403
Germany	17,199	13,487
Other foreign jurisdictions	4,377	2,190

Total property, plant and equipment, net	$62,247	$48,235